Summary of Significant Accounting Policies - Product warranties (Details)	12 Months Ended
Dec. 31, 2016
Minimum | Inverter and balance of system components
Summary of Significant Accounting Policies
Warranty term	5 years
Minimum | Defects in materials and workmanship
Summary of Significant Accounting Policies
Warranty term	1 year
Maximum | PV Modules
Summary of Significant Accounting Policies
Warranty term	25 years
Maximum | Inverter and balance of system components
Summary of Significant Accounting Policies
Warranty term	10 years
Maximum | Defects in materials and workmanship
Summary of Significant Accounting Policies
Warranty term	5 years